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                                  ROPES & GRAY
                                ONE METRO CENTER
                              700 12TH STREET, N.W.
                                    SUITE 900
                            WASHINGTON, DC 20005-3948

                   WRITER'S DIRECT DIAL NUMBER: (202) 508-4615


May 4, 2005


VIA EDGAR

Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   BB&T Funds: Files Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

         Accompanying this letter for filing pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is a conformed copy of a Rule 497(j) Certification for BB&T Funds with respect to the BB&T Equity Index Fund. This certification pertains to the prospectus and statement of additional information contained in Post-Effective Amendment No. 41 to BB&T Fund's Registration Statement on Form N-1A filed on April 29, 2005 and effective May 1, 2005.

         Manually executed copies of this Certification and the accompanying Power of Attorney were executed prior to the time of this filing and will be retained for five years.

         Please call me at 202-508-4615 if you have any questions regarding this filing.


                                                     Sincerely,

                                                     /s/ Katherine Milin
                                                     -------------------------
                                                     Katherine Milin

                                                     Enclosure


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                            RULE 497(j) CERTIFICATION

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the form of the following prospectuses and the form of statement of additional information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 41 to BB&T Fund's Registration Statement on Form N-1A filed on April 29, 2005 and effective May 1, 2005 pursuant to Rule 485(b):

1. Prospectus, dated May 1, 2005, relating to the BB&T Equity Index Fund Class A, Class B and Class C Shares.

2. Statement of Additional Information, dated May 1, 2005, relating to the BB&T Equity Index Fund Class A Shares, Class B Shares, and Class C Shares.

The text of Post-Effective Amendment No. 41 to the Registration Statement was filed electronically.


                                                     BB&T Funds
                                                     Registrant



                                                     */s/Keith F. Karlawish
                                                     --------------------------
                                                     Keith F. Karlawish
                                                     President


                                                 *By /s/ Alan G. Priest
                                                     --------------------------
                                                     Alan G. Priest
                                                     Attorney in Fact


May 4, 2005